MUTUAL FUND SERIES TRUST

Catalyst/Millburn Dynamic Commodity Strategy Fund

(formerly Catalyst Hedged Commodity Strategy Fund)

Class A: DCXAX Class C: DCXCX Class I: DCXIX

(the “Fund”)

June 1, 2021

The following supplements certain information contained in the Fund’s Prospectus and Summary Prospectus, each dated June 1, 2021.

______________________________________________________________________________

The following investment policy will be in effect until July 12, 2021:

“The Fund’s investment objective is to seek long-term capital appreciation largely independent from global equity markets.”

* * * * *

You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and Statement of Additional Information, each dated June 1, 2021 for the Fund which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.